Related party transactions - Loans to/from related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Joint venture
Disclosure of transactions between related parties [line items]
Loan to joint venture	$ 672	$ 456
Shareholder
Disclosure of transactions between related parties [line items]
Loan from shareholder	$ 0	$ (6,953)